Note 8 - Contract Liabilities	3 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of revenue from contracts with customers [text block]
8.	CONTRACT LIABILITIES

The following table presents changes in the contract liabilities balance:

Balance, January 1, 2019	$217,259
Amounts invoices and revenue deferred as at March 31, 2019	86,633
Recognition of deferred revenue included in the adjusted balance at the beginning of the period	(73,717)
Balance, March 31, 2019	230,175

Amounts invoices and revenue deferred as at December 31, 2019	115,146
Recognition of deferred revenue included in the adjusted balance at the beginning of the period	(152,363)
Balance, December 31, 2019	$192,958
Amounts invoices and revenue deferred as at March 31, 2020	37,569
Recognition of deferred revenue included in period	(56,806)
Balance, March 31, 20 20	$173,721